Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	99-0033900
Plan number	002
Current Value	$ 906,498,654
Participant loan, current value	6,415,417
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218,450,307
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	348,039
Current Value	$ 23,795,426
Total Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 657,837,504
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Prudential Core Plus Bond 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	84,691
Current Value	$ 17,059,221
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Institutional 500 Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,421,433
Current Value	$ 198,332,587
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Institutional Extended Market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	304,756
Current Value	$ 39,185,569
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Institutional Total Bond market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	456,985
Current Value	$ 50,341,511
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Institutional Total International Stock market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	320,154
Current Value	$ 44,978,492
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	52,969,271
Current Value	$ 52,969,271
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	255,331
Current Value	$ 13,435,530
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	562,352
Current Value	$ 31,874,136
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	666,322
Current Value	$ 39,586,201
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	735,683
Current Value	$ 46,701,168
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	406,178
Current Value	$ 27,928,816
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	401,001
Current Value	$ 29,084,630
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	289,481
Current Value	$ 21,667,659
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	193,449
Current Value	$ 19,395,182
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	154,799
Current Value	$ 12,250,758
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,435
Current Value	$ 3,382,864
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,163
Current Value	$ 510,072
Investment, Identifier [Axis]: Collective Trust Valued at NAV | Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	182,675
Current Value	$ 9,153,837
Investment, Identifier [Axis]: Mutual Funds, Transamerica Small/ Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	411,040
Current Value	$ 35,530,306
Investment, Identifier [Axis]: Mutual Funds, Vanguard Extend Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	150,413
Current Value	$ 4,164,949
Investment, Identifier [Axis]: Mutual Funds, Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	289,628
Current Value	$ 289,628
Investment, Identifier [Axis]: Mutual Funds, Vanguard Institutional Index Fund Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	193,174
Current Value	$ 22,019,852
Investment, Identifier [Axis]: Mutual Funds, Vanguard International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,213,912
Current Value	$ 93,701,876
Investment, Identifier [Axis]: Mutual Funds, Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	745,040
Current Value	$ 55,229,839
Investment, Identifier [Axis]: Mutual Funds, Vanguard Total Institutional Stk Index Instit
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	273,928
Current Value	$ 7,513,857
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%